Convertible Notes Payable (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 25, 2014	Jan. 03, 2013	Jan. 02, 2012	May 01, 2011	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2014	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2015	Mar. 31, 2015
Debt principal amount					$ 9,000		$ 9,000		$ 91,166	$ 91,166
Debt conversion price per share											$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Debt discount
Amortization of debt discount
2011 Convertible Note [Member]
Debt interest rate percentage				2.00%
Debt due date				Apr. 30, 2012
Debt principal amount				$ 32,000					22,166	22,166
Debt conversion price per share				$ 0.001
Debt face amount					0		0
Debt discount
2012 Convertible Note [Member]
Debt interest rate percentage			2.00%
Debt due date			Jan. 01, 2013
Debt principal amount			$ 48,000						48,000	48,000
Debt conversion price per share			$ 0.001
Debt face amount					0		0
Debt discount
2013 Convertible Note [Member]
Debt interest rate percentage		2.00%
Debt due date		Jan. 02, 2014
Debt principal amount		$ 12,000							12,000	12,000
Debt conversion price per share		$ 0.001
Debt face amount					0		0
Debt discount
2014 Convertible Promissory Note [Member]
Debt interest rate percentage	12.00%
Debt due date	Feb. 25, 2015
Debt principal amount	$ 50,000								9,000
Debt conversion price per share	$ 0.25
Debt face amount					9,000		9,000
Debt discount	$ 100,000				0		$ 0		0		$ 80,434
Warrants to purchase common stock	800,000
Warrants exercise price per share	$ 0.25
Warrants term	5 years
Fair value on grant date of embedded conversion feature of convertible debt	$ 145,362
Amortization of debt discount					$ 0				$ 0		$ 19,566